INCOME TAXES - Interest and Penalties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Total interest and penalties in the Consolidated Balance Sheet at January 1, Pretax	$ 269	$ 277	$ 492
Total interest and penalties in the Consolidated Statement of Income, Pretax	(29)	(1)	(108)
Total interest and penalties in the Consolidated Balance Sheet at December 31, Pretax	233	269	277
Total interest and penalties in the Consolidated Balance Sheet at January 1, Net of tax	169	173	315
Total interest and penalties in the Consolidated Statement of Income, Net of tax	(18)	(1)	(72)
Total interest and penalties in the Consolidated Balance Sheet at December 31, Net of tax	146	169	173
Foreign penalties included in total interest and penalties in the balance sheet	3	2	2
State penalties included in total interest and penalties	3	$ 3	$ 4
IRS
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Gross uncertain tax positions for items expected to be resolved in next 12 months	97
Potential tax benefit for continuing operations for gross uncertain tax positions expected to be resolved in next 12 months, lower bound	0
Potential tax benefit for continuing operations for gross uncertain tax positions expected to be resolved in next 12 months, upper bound	94
State and Local
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Gross uncertain tax positions for items expected to be resolved in next 12 months	222
Potential tax benefit for continuing operations for gross uncertain tax positions expected to be resolved in next 12 months, lower bound	0
Potential tax benefit for continuing operations for gross uncertain tax positions expected to be resolved in next 12 months, upper bound	155
Gross uncertain tas positions for items expected to be resolved in the next 12 months, amount of interest	16
Foreign
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Gross uncertain tax positions for items expected to be resolved in next 12 months	119
Potential tax benefit for continuing operations for gross uncertain tax positions expected to be resolved in next 12 months, lower bound	0
Potential tax benefit for continuing operations for gross uncertain tax positions expected to be resolved in next 12 months, upper bound	22
Gross uncertain tas positions for items expected to be resolved in the next 12 months, amount of interest	18
Potential tax benefit for discontinued operations for gross uncertain tax positions expected to be resolved in next 12 months, lower bound	0
Potential tax benefit for discontinued operations for gross uncertain tax positions expected to be resolved in next 12 months, upper bound	$ 76